Trust Agreement	12 Months Ended
Dec. 31, 2012
Trust Agreement [Abstract]
Trust Agreement

3. TRUST AGREEMENT

With the effectiveness of the Trust's Registration Statement on August 12, 2009, the Trust began to offer Series 2, Series 3 and Series 4 units. The only units offered prior to such date were Series 1 units. Series 2, Series 3 and Series 4 units were first issued April 1, 2010, September 1, 2009 and November 1, 2010, respectively.

Series 1 Unitholders pay brokerage fees to the Managing Owner at the annual rate of up to 7.0% of their average month-end Net Assets Value (prior to reduction for accrued brokerage commissions or Profit Share). Series 1 Unitholders who make net capital investments into Series 1 of $100,000 or more or who had previously invested through asset-based fee or fixed fee investment programs are charged less than the annual brokerage rate of 7.0% as follows:

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Brokerage fees are charged to capital accounts of the Managing Owner, its principals, their respective affiliates or the New Profit Memo Account only to the extent of charges paid to third party executing and clearing brokers. In order to maintain a uniform Net Asset Value per Unit, additional Units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee.

The Managing Owner, not the Trust, pays the allocable share to Series 1 of all routine costs of executing and clearing the Trust's futures trades including brokerage commissions payable to the clearing brokers and electronic platform trading costs. The Managing Owner also pays, from its own funds, selling commissions on all sales of Series 1 Units.

The Trust pays the Managing Owner a management fee of 2% per year of the Trust's Net Asset Value (before management fee and profit share calculations) attributable to Series 2 and 3 Units. In addition, Series 2 Unitholders pay an annual custodial fee of 0.25% of their attributable Net Asset Value before management fee and profit share calculations. Series 2, 3 and 4 Units are also charged for their pro rata share of the Trust's actual trade execution and clearing costs including electronic platform trading costs. Series 4 Unitholders are not charged a management fee.

For the years ended December 31, 2012, 2011 and 2010, brokerage and custodial fees were as follows:

	2012	2011	2010
Brokerage fees	$37,951,047	$54,834,417	$57,320,020
Custodial fees	687	512	155
Total	$37,951,734	$54,834,929	$57,320,175

During the year ended December 31, 2012, amounts paid to selling agents on Series 1 units sold subsequent to August 12, 2009 exceeded 9.5% of the gross offering proceeds of the Series 1 Units sold. As a result, amounts that otherwise would be paid to selling agents for that Series 1 Unit were instead rebated to the Trust for the benefit of all holders of Series 1 Units. The total amount rebated to the Trust during the year ended December 31, 2012, $36,144, is included in "Brokerage and custodial fees" in the Statements of Operations. No amount was rebated to the Trust during the years ended December 31, 2011 and 2010.

The Agreement provides that the Managing Owner's profit share, equal to 20% of New Trading Profits in excess of the highest cumulative level of Trading Profit as of any previous calendar year-end, is charged to the Unitholders' capital accounts. The highest cumulative level of Trading Profit is maintained separately for Series 1 and Series 2 and 3 Unitholders in the aggregate. Series 4 Unitholders are not charged profit share. New Trading Profits include realized and unrealized trading profits (losses), brokerage fees, trading-related expenses and administrative expenses. New Trading Profits do not include interest income. For Unitholders' redemptions during the year, the profit share calculation shall be computed as though the redemption occurred at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called New Profit Memo Account. Any profit share charged is added to the Managing Owner's capital account to the extent that net taxable capital gains are allocated to the Managing Owner. The remainder of such profit share, if any, is added to the New Profit Memo Account. The Managing Owner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the Managing Owner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the Managing

Owner's capital account.

The Trust will pay its legal, accounting, auditing, printing, postage and similar administrative expenses (including Trustees' fees, accounting services fees and the expenses of updating the Prospectus) as well as extraordinary costs. The Managing Owner, at its discretion, may reimburse certain expenses paid by the Trust.

Units may be redeemed at the option of any Unitholder at Net Asset Value (as defined in the Agreement) as of the close of business on the last business day of any calendar month on ten business days written notice to the Managing Owner. Series 1 Unitholders who redeem Units at or prior to the end of the first consecutive six-month and five-month periods after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' Net Asset Value as of the date of redemption as follows:

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

All redemption charges will be paid to the Managing Owner. At December 31, 2012 and 2011, $11,982 and $801, respectively, of redemption charges were owed to the Managing Owner and are included in "Due to Managing Owner" in the Statements of Financial Condition. The aggregate amount of redemption charges paid to the Managing Owner for the years ended December 31, 2012, 2011 and 2010, were $117,082, $18,650 and $17,207, respectively.